SUPPLEMENT DATED AUGUST 19, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective July 26, 2004, the Merrill Lynch Variable Series Fund, Inc. - Small Cap Value V.I. Fund: Class II changed its name to:


                   Merrill Lynch Variable Series Fund, Inc. -
                    Value Opportunities V.I. Fund: Class II